Pension And Postretirement Benefit Costs (Schedule Of Changes In Benefit Obligation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, end of year	$ 29,778,983		$ 26,083,446
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	34,927,243		36,557,978
Service cost	693,729		614,264		545,569
Interest cost	1,720,183		1,744,912		1,868,486
Acturial (gain)/loss	1,658,462		(2,869,661)		3,364,218
Benefits paid	(1,106,625)	[1]	(1,120,250)	[1]
Benefit obligation at end of year	37,892,992		34,927,243		36,557,978
Fair value of plan assets, beginning of year
Employer contributions	1,106,625	[1]	1,120,250	[1]
Fair value of plan assets, end of year
Discount rate	4.50%		5.00%
Trend Rate	8% for fiscal 2012 decreasing 1%/yr to 5%		9% for fiscal 2011 decreasing 1%/yr to 5%
Funded status = year-end benefit liability	$ (37,892,992)		$ (34,927,243)

[1]	Amounts are net of retiree prescription drug subsidy received during the fiscal year.